Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Noncash investing and financing activities
Conversion of note and accrued interest into ordinary shares			$ 5,049
Net loss	$ (24,478)	$ (22,174)	(8,664)
Depreciation and amortization	2,142	$ 1,742	$ 1,101
Intangible assets impairment charges	419
Share-based compensation expense	3,485	$ 2,521	$ 140
Change in fair value of contingent purchase price consideration	$ 202	72
Loss on change in fair value of warrants		$ 22	$ 279
Loss on change in fair value of derivative instrument			561
Loss (gain) on disposal of property and equipment	$ 33		(1)
Accounts receivable, net	(416)	$ (2,311)	637
Inventory	(893)	(1,214)	(2,808)
Prepaid expenses and other assets	(898)	(594)	(881)
Accounts payable	1,363	(109)	483
Accrued liabilities	2,742	696	2,947
Deferred income	(250)	572	587
Net cash used in operating activities	(16,549)	(20,777)	(5,619)
Purchases of property and equipment	(3,425)	(3,014)	(1,809)
Purchases of intangible assets	$ (43)	(354)	$ (205)
Cash paid for acquisition, net of cash acquired		$ (1,716)
Proceeds on sales of property and equipment	$ 34		$ 22
Decrease in restricted cash	312	$ 57	225
Net cash used in investing activities	$ (3,122)	$ (5,027)	(1,767)
Proceeds from convertible note			4,842
Proceeds from issuance of ordinary shares	$ 53,762		63,879
Proceeds from issuance of preferred ordinary shares			2,942
Proceeds from exercise of share options	$ 17	$ 14	22
Proceeds from term loan			6,582
Payments on loan	$ (122)	$ (165)	(6,068)
Payments on revolving line of credit			(1,500)
Net cash provided by (used in) financing activities	$ 53,657	$ (151)	70,699
Effect of exchange rate changes on cash and cash equivalents	(436)	(374)	603
Net increase (decrease) in cash and cash equivalents, excluding restricted cash	33,550	(26,329)	63,916
Cash and cash equivalents at beginning of year	50,165	76,494	12,578
Cash and cash equivalents at end of year	83,715	50,165	76,494
Cash paid for interest	41	50	240
Cash paid for taxes	$ 50	$ 115	70
Fair value of warrant issued with convertible note			$ 296
Warrants liability reclassified to additional paid-in capital upon exercise of warrants		$ 318